OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
OTHER INTANGIBLE ASSETS
OTHER INTANGIBLE ASSETS

22.     OTHER INTANGIBLE ASSETS

Other intangible assets primarily consist of billing, telecommunication, accounting and office software as well as numbering capacity, customer base and licenses. These assets are assets with finite useful lives. They are initially recognized at cost and amortized on a straight-line basis over their estimated useful lives.

Balances of cost, accumulated amortization, net book value as of December 31, 2019 and 2018 and movements of other intangible assets for the twelve months ended December 31, 2019, 2018 and 2017 were as follows:

		Right to	Billing and			Cost to
		use radio	other		Numbering	obtain
	Licenses	frequencies	software	Client base	capacity	contracts	Other	Total
Useful life, years	1 to 20	1 to 15	1 to 25	4 to 31	2 to 15	2 to 5	1 to 10
Cost
January 1, 2017	27,136	8,949	104,542	7,373	3,070	—	2,243	153,313
Additions	1,647	13	24,686	—	12	—	219	26,577
Arising on business combinations (Note 4)	260	—	163	—	—	—	150	573
Disposal	(93)	(1,112)	(8,429)	(50)	(158)	—	(166)	(10,008)
Other	(2)	1	(6)	—	—	—	57	50
Foreign exchange differences	(1,207)	—	(980)	—	(9)	—	(23)	(2,219)
December 31, 2017	27,741	7,851	119,976	7,323	2,915	—	2,480	168,286
Additions	7,479	19	20,884	—	10	3,961	401	32,754
Arising on business combinations (Note 4)	—	—	3,021	1,530	1	—	909	5,461
Effect on adoption of IFRS 15	—	—	—	—	—	19,197		19,197
Impairment	—	—	(168)	—	—	—	(20)	(188)
Disposal	(223)	(1,223)	(8,215)	(63)	(82)	—	(198)	(10,004)
Other	—	1	89	—	—	—	(46)	44
Foreign exchange differences	4,630	—	2,977	—	24	202	80	7,913
December 31, 2018	39,627	6,648	138,564	8,790	2,868	23,360	3,606	223,463
Additions	1,106	(38)	27,921	—	(2)	10,290	366	39,643
Arising on business combinations (Note 4)	—	—	6	(37)	2	—	61	32
Disposal of VF Ukraine (Note 10)	(19,149)	—	(15,770)	—	(136)	(1,826)	(692)	(37,573)
Impairment	—	(26)	—	—	—	—	—	(26)
Disposal	(84)	(865)	(11,564)	(2,823)	(64)	(18,281)	(208)	(33,889)
Other	4	(1)	93	—	—	—	(81)	15
Foreign exchange differences	201	(29)	718	—	9	92	44	1,035
December 31, 2019	21,705	5,689	139,968	5,930	2,677	13,635	3,096	192,700
Accumulated amortisation and impairment
January 1, 2017	(9,963)	(4,829)	(55,132)	(4,075)	(2,861)	—	(1,325)	(78,185)
Charge for the year	(2,180)	(1,042)	(17,614)	(616)	(57)	—	(224)	(21,733)
Impairment	—	—	(148)	—	—	—	—	(148)
Disposal	92	1,108	8,345	50	158	—	157	9,910
Other	—	2	(17)	—	(4)	—	(31)	(50)
Foreign exchange differences	570	—	726	—	8	—	13	1,317
December 31, 2017	(11,481)	(4,761)	(63,840)	(4,641)	(2,756)	—	(1,410)	(88,889)
Charge for the year	(2,711)	(796)	(20,941)	(680)	(57)	(3,876)	(427)	(29,488)
Arising on business combinations	—	—	(1,785)	—	—	—	—	(1,785)
Effect on adoption of IFRS 15	—	—	—	—	—	(12,368)	—	(12,368)
Effect on assets impairment	—	—	44	—	—	—	6	50
Impairment	—	—	—	—	—	—	—	—
Disposal	193	971	7,994	63	82	—	180	9,483
Other	—	—	(70)	—	—	—	26	(44)
Foreign exchange differences	(2,114)	—	(2,187)	—	(23)	(99)	(37)	(4,460)
December 31, 2018	(16,113)	(4,586)	(80,785)	(5,258)	(2,754)	(16,343)	(1,662)	(127,501)
Charge for the year	(2,911)	(372)	(24,394)	(603)	(41)	(6,887)	(374)	(35,582)
Arising on business combinations	—	—	(2)	—	—	—	—	(2)
Disposal of VF Ukraine (Note 10)	5,155	—	12,657	—	129	1,208	301	19,450
Effect on assets impairment	—	—	—	—	—	—	—	—
Disposal	25	831	11,065	2,813	64	18,281	196	33,275
Other	(2)	—	(22)	—	—	(2,573)	17	(2,580)
Foreign exchange differences	664	29	(615)	—	(9)	(80)	(20)	(31)
December 31, 2019	(13,182)	(4,098)	(82,096)	(3,048)	(2,611)	(6,394)	(1,542)	(112,971)
Net book value
December 31, 2018	23,514	2,062	57,779	3,532	114	7,017	1,944	95,962
December 31, 2019	8,523	1,591	57,872	2,882	66	7,241	1,554	79,729

In connection with providing telecommunication services, the Group various GSM operating licenses were granted to the Group by the Russian Ministry of Information Technologies and Communications. In addition to the licenses received directly from the Russian Ministry of Information Technologies and Communications, the Group aquired access to various telecommunication licenses through business combinations. In foreign subsidiaries, the licenses are granted by the local communication authorities.

Operating licenses contain several conditions specified by legislation which generally include the required date of services provision, territorial coverage and expiration date. Management believes that the Group is in compliance with all material terms of its licenses.

The Group’s operating licenses do not provide for automatic renewal. All licenses covering the territories of the Russian Federation expired as of December 31, 2019 were renewed. The cost to renew the licenses was not significant. Weighted-average period until the next renewal of licenses in the Russian Federation is two and half years.

The license for the provision of telecommunication services in Armenia is valid until 2034.

Contractual obligations to purchase intangible assets are disclosed in the Note 33.